Segment Information	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION [Abstract]
Segment Information Disclosure

17. SEGMENT INFORMATION

The Company follows the provisions of ASC 280, which establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker, or decision making group, in deciding how to allocate resources and in assessing performance.

Following the 2010 Reorganization (the disposal of the WVAS and recorded music businesses (Note 2(1)) in August 2010 presented in discontinued operations for all the periods presented herein), the Company has only one operating segment made up of Ku6’s online advertising business (“Online Advertising”), which is presented in the continuing operations section of our consolidated statement of operations. The Group has not disclosed segment information prior to the 2010 Reorganization for the former WVAS and Recorded Music segments due to the disposal thereof; such segment information has no relevance to the Group’s current and future results.

Geographic Information

The Company primarily operates in the PRC and derives all of its revenues from the PRC; all of the Company’s long-lived assets are located in the PRC.